Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts (Detail)	12 Months Ended
Mar. 31, 2013
Asset category
Plan assets	100.00%
General Account Assets
Asset category
Plan assets	14.00% [1]
Japan | Equity securities
Asset category
Plan assets	16.00%
Japan | Debt securities
Asset category
Plan assets	34.00%
Foreign | Equity securities
Asset category
Plan assets	16.00%
Foreign | Debt securities
Asset category
Plan assets	20.00%

[1]	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rate.